Related party transactions (Tables)	6 Months Ended
Jun. 30, 2020
15. Related party transactions
Barclays Bank Group's financial statements with other Barclays Group companies

Amounts included in the Barclays Bank Group’s financial statements with other Barclays Group companies are as follows:

	Half year ended 30.06.20		Half year ended 30.06.19
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total income	(346)	31	(275)	32
Operating expenses	(34)	(1,443)	(46)	(1,546)

	As at 30.06.20		As at 31.12.19
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total assets	5,793	1,952	2,097	2,165
Total liabilities	27,262	2,531	24,876	1,600